REVENUES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Revenues
Contract liabilities	$ 38,530	$ 26,145
Contract liabilities, revenue recognized	6,227
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Revenues
Transaction price of remaining performance obligation	$ 45,504
Recognized revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01
Revenues
Transaction price of remaining performance obligation	$ 14,145
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Minimum
Revenues
Recognized revenue	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Maximum
Revenues
Recognized revenue	10 years